Liabilities arising from securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classification:
Financial Liabilities Measured at Fair Value in Income Held for Trading	R$ 3,263,266	R$ 4,045,496
Financial liabilities at amortized cost	156,662,290	135,632,632
Total	159,925,556	139,678,128
Type:
Real estate credit notes - LCI (1)	53,374,694	45,798,532
Eurobonds	18,052,632	19,851,326
Financial Bills (2)	38,233,834	24,515,804
Agribusiness credit notes - LCA	38,740,151	32,447,165
Secured Real Estate Notes (3)	11,524,245	17,065,301
Total	R$ 159,925,556	R$ 139,678,128